Revenue - Charterers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of revenue
Trade receivables	$ 83,032,373	$ 38,202,231
Charterer A
Disaggregation of revenue
Percentage of entity's trade receivables	22.00%	20.00%
Charterer B
Disaggregation of revenue
Percentage of entity's trade receivables	17.00%	19.00%
Charterer C
Disaggregation of revenue
Percentage of entity's trade receivables	10.00%	12.00%
Charterer D
Disaggregation of revenue
Percentage of entity's trade receivables	10.00%	10.00%
Charterer E
Disaggregation of revenue
Percentage of entity's trade receivables	10.00%